(LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
(LOSS) EARNINGS PER SHARE
25.	(LOSS) EARNINGS PER SHARE

Basic and diluted (loss) earnings per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Numerator:
Net (loss) profit from continuing operations	(234,715)	45,939	57,656	9,252
Less: net profit attributable to non-controlling interest	(7,722)	(27,495)	(1,332)	(214)

Net (loss) profit from continuing operations attributable to ordinary shareholders	(242,437)	18,444	56,324	9,038
Loss from discontinued operations	(12,952)	—	—	—

Net (loss) profit attributable to ordinary shareholders	(255,389)	18,444	56,324	9,038

Denominator:
Weighted-average number of shares outstanding—basic	71,526,320	259,595,677	342,533,167	342,533,167
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	—	57,211,984	14,251,042	14,251,042
Dilutive effect of preferred shares	110,966,180	—	—	—

Weighted-average number of shares outstanding—diluted	182,492,500	316,807,661	356,784,209	356,784,209

(Loss) earnings per share—Basic:
Net (loss) profit from continuing operations	(3.39)	0.07	0.16	0.03
Loss from discontinued operations	(0.18)	—	—	—

	(3.57)	0.07	0.16	0.03

(Loss) earnings per share—Diluted:
Net (loss) profit from continuing Operations	(3.39)	0.06	0.16	0.03
Loss from discontinued operations	(0.18)	—	—	—

	(3.57)	0.06	0.16	0.03

On March 31, 2011, the Company’s shareholders approved and executed a ten-for-one split of the Company’s ordinary shares and preferred shares. Each ordinary share and preferred share of the Company was subdivided into 10 shares at a par value of US$0.00001. All shares and per share amounts presented in the accompanying consolidated financial statements have been revised on a retroactive basis to give effect to the share split. The par value per ordinary share and preferred share has been retroactively revised as if it had been adjusted in proportion to the ten-for-one share split.

In 2011, the Company issued 8,207,178 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

Contingently issuable shares related to the portion of contingent consideration for the acquisitions of Managed Network Entities, Gehua and Fastweb (Note 4) in the form of shares that are based on targets that have been fixed are included in the computation of basic earnings per share as the Company does not expect any circumstances under which these shares would not be issued.